Consolidated Statements of Changes in Equity - CAD shares in Millions, CAD in Millions	Total	Common Shares	Preference Shares (Note 18)	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss) (Note 19)	Retained Earnings	Non-Controlling Interests (Note 20)
Increase (Decrease) in Equity [Roll Forward]
Adoption of new accounting policy	CAD 16					CAD 16
Beginning balance at Dec. 31, 2015	10,353	CAD 5,867	CAD 1,820	CAD 14	CAD 791	1,388	CAD 473
Beginning balance (shares) at Dec. 31, 2015		281.6
Increase (Decrease) in Equity [Roll Forward]
Net earnings	713					660	53
Other comprehensive loss	(46)				(46)
Common shares issued	4,684	CAD 4,684
Common shares issued (shares)		114.4
Common shares issued under dividend reinvestment plan and other	207	CAD 211		(4)
Common shares issued under dividend reinvestment plan and other (shares)		5.5
Stock-based compensation	2			2
Advances from non-controlling interests	1,361						1,361
Foreign currency translation impacts	19						19
Subsidiary dividends paid to non-controlling interests	(53)						(53)
Redemption of preference shares	(197)		(197)
Dividends declared on common shares	(534)					(534)
Dividends declared on preference shares	(75)					(75)
Ending balance at Dec. 31, 2016	16,450	CAD 10,762	1,623	12	745	1,455	1,853
Ending balance (shares) at Dec. 31, 2016		401.5
Increase (Decrease) in Equity [Roll Forward]
Net earnings	1,125					1,028	97
Other comprehensive loss	(783)				(684)		(99)
Common shares issued	500	CAD 500
Common shares issued (shares)		12.2
Common shares issued under dividend reinvestment plan and other	315	CAD 320		(5)
Common shares issued under dividend reinvestment plan and other (shares)		7.4
Stock-based compensation	3			3
Advances from non-controlling interests	4						4
Subsidiary dividends paid to non-controlling interests	(109)						(109)
Dividends declared on common shares	(691)					(691)
Dividends declared on preference shares	(65)					(65)
Ending balance at Dec. 31, 2017	CAD 16,749	CAD 11,582	CAD 1,623	CAD 10	CAD 61	CAD 1,727	CAD 1,746
Ending balance (shares) at Dec. 31, 2017		421.1